Juniata Valley Financial Corp. (Parent Company Only) (Schedule of Condensed Statements of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income from unconsolidated subsidiary									$ 249	$ 263	$ 250
Securities impairment charge											(40)
Loss on the sale of investment securities									2	6	31
Non-interest expense	3,339	3,273	3,220	3,245	3,230	3,109	3,299	3,164	13,077	12,802	12,641
Income Tax Expense (Benefit)	242	354	372	10	368	413	337	424	978	1,542	1,630
Net Income	883	1,132	1,215	418	1,136	1,214	1,091	1,239	3,648	4,680	4,915
Parent Company [Member]
Interest and dividends on investment securities available for sale									41	44	40
Dividends from bank subsidiary									2,793	4,217	4,519
Income from unconsolidated subsidiary									249	263	250
Securities impairment charge											(40)
TOTAL INCOME									3,083	4,524	4,769
Non-interest expense									80	140	119
TOTAL EXPENSE									80	140	119
INCOME BEFORE INCOME TAXES (BENEFIT) AND EQUITY IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY									3,003	4,384	4,650
Income Tax Expense (Benefit)									47	36	21
INCOME BEFORE EQUITY IN UNDISTRIBUTED NET INCOME OF SUBSIDIARY									2,956	4,348	4,629
Undistributed net income of subsidiary									692	332	286
Net Income									$ 3,648	$ 4,680	$ 4,915